COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Dec. 31, 2008 EUR (€)
Commitments to extend credit*:
Commercial and personal		€ 17,878,471,000	[1]	€ 19,084,911,000	[1]
Commercial real estate		3,472,000	[1]	29,659,000	[1]
Residential real estate		326,940,000	[1]	526,925,000	[1]
Commercial letters of credit		539,790,000		452,273,000
Standby letters of credit and financial guarantees written		6,684,876,000		6,369,777,000
Commitments And Contingencies Footnote [Abstract]
Group commitments to extend credit, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed		901,000,000		1,597,000,000
Legal Contingencies [Abstract]
Cases under litigation that the Group has provided for		43,600,000		60,700,000
Voluntary Retirement Schemes Abstract
Total expense recognized under Voluntary Retirement Schemes		€ 5,300,000		€ 24,600,000		€ 16,800,000
Total number of employees participated under Voluntary Retirement Schemes	237

[1]	Commitments to extend credit at December 31, 2009 and 2010 include amounts of EUR 1,597 million and EUR 901 million respectively, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are included in the Risk Weighted Assets calculation under regulatory rules currently in force.